Annual Fund Operating Expenses	Jul. 27, 2026
T. Rowe Price Inflation Protected Bond Fund, Inc. - Investor Class [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.33%	[1]
Other Expenses (as a percentage of Assets):	0.36%
Expenses (as a percentage of Assets)	0.69%
Fee Waiver or Reimbursement	(0.28%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.41%	[1],[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027
T. Rowe Price Inflation Protected Bond Fund, Inc. - I Class [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.33%	[1]
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.44%
Fee Waiver or Reimbursement	(0.22%)	[1],[3]
Net Expenses (as a percentage of Assets)	0.22%	[1],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027
T. Rowe Price Inflation Protected Bond Fund, Inc. - Z Class [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.33%	[1]
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.40%	[1]
Fee Waiver or Reimbursement	(0.40%)	[1],[4]
Net Expenses (as a percentage of Assets)	0.00%	[1],[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027

[1]	T. Rowe Price Associates, Inc., has contractually agreed (at least through July 31, 2027) to waive a portion of the fund’s management fees in order to limit the fund’s management fees to 0.17% of the fund’s average daily net assets. Thereafter, this agreement will automatically renew for one-year terms unless terminated or modified by the fund’s Board of Directors. Any fees waived under this agreement are not subject to reimbursement to T. Rowe Price Associates, Inc., by the fund.
[2]	T. Rowe Price Associates, Inc., has contractually agreed (through July 31, 2027) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 0.41%. The agreement may only be terminated at any time after July 31, 2027, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the class’ expense ratio is below 0.41%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the class’ expense ratio (after the reimbursement is taken into account) to exceed the class’ current expense limitation (or the expense limitation in place at the time the amounts were waived or paid).
[3]	T. Rowe Price Associates, Inc., has contractually agreed (through July 31, 2027) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (I Class Operating Expenses), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. The agreement may only be terminated at any time after July 31, 2027, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the I Class Operating Expenses are below 0.05%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the I Class Operating Expenses (after the reimbursement is taken into account) to exceed the current expense limitation on I Class Operating Expenses (or the expense limitation in place at the time the amounts were waived or paid).
[4]	T. Rowe Price Associates, Inc., has contractually agreed to waive and/or bear all the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. T. Rowe Price Associates, Inc., expects this fee waiver and/or expense reimbursement arrangement to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board of Directors.